Property and Equipment - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 25,652	$ 52,896	$ 69,094	$ 58,425	$ 17,669
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense			$ 69,094	$ 58,425	$ 17,669